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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 ---------------------------------
   Address:      3201 Old Glenview Road, Suite 235
                 ---------------------------------
                 Wilmette, IL 60091
                 ---------------------------------

                 ---------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 251-8300
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Lawrence A. Oberman          Wilmette, IL       Aug 9, 2006
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 26
                                        --------------------

Form 13F Information Table Value Total: 124,131
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
APAC Customer Services,
Inc.                      Common           00185E106 5241     2,743,987 SH           SOLE                    x
Balchem Corp.             Common           057665200 9161       407,150 SH           SOLE                    x
Bennett Environmental
Inc.                      Common           081906109 3583     1,252,700 SH           SOLE                    x
Berkshire Hathaway Inc.
Del                       Class B          084670207 3439         1,130 SH           SOLE                    x
Berkshire Hathaway Inc.
Del                       Class B          084670207 289             95 SH           OTHER                   x
Blackbaud Inc.            Common           09227Q100 1326        58,409 SH           SOLE                    x
Captaris Inc.             Common           14071N104 6238     1,341,472 SH           SOLE                    x
Dynamex Inc.              Common           26784F103 10969      502,954 SH           SOLE                    x
Exponent, Inc.            Common           30214U102 15473      915,580 SH           SOLE                    x
Fiberstars, Inc           Common           315662106 2922       372,291 SH           SOLE                    x
Getty Images              Common           374276103 2794        44,000 SH           SOLE                    x
Getty Images              Common           374276103 64           1,000 SH           OTHER                   x
Keystone Automotive Inds.
Inc.                      Common           49338N109 5929       140,425 SH           SOLE                    x
Moldflow Corp.            Common           608507109 10863      927,631 SH           SOLE                    x

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
Pfizer Inc.               Common           717081103 284         12,000 SH           OTHER                   x
Quovadx Inc.              Common           74913K106 7461     2,891,918 SH           SOLE                    x
Repligen Corp.            Common           759916109 2002       685,573 SH           SOLE                    x
Scientific Learning Corp. Common           808760102 8090     1,758,610 SH           SOLE                    x
Surmodics Inc.            Common           868873100 13655      378,138 SH           SOLE                    x
Surmodics Inc.            Common           868873100 72           2,000 SH           OTHER                   x
Surmodics Inc.            Calls            868873900 93             800       CALL   SOLE                    x
Team Inc.                 Common           878155100 769         30,690 SH           SOLE                    x
Universal Technical
Institute                 Common           913915104 5972       271,200 SH           SOLE                    x
Universal Technical
Institute                 Common           913915104 79           3,600 SH           OTHER                   x
Websense Inc.             Common           947684106 3231       157,297 SH           SOLE                    x
X-Rite Inc.               Common           983857103 4132       375,940 SH           SOLE                    x